SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2024
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$47,103	$45,988	$45,988
States, municipalities, and political subdivisions	2,893	2,778	2,778
Foreign government obligations	16	16	16
Public utilities	1,432	1,412	1,412
Corporate and other debt securities	12,679	12,542	12,542
Asset-backed securities	13,003	12,596	12,596
Total fixed maturities	77,126	75,332	75,332
Equity securities:
Common stocks:
Public utilities	38	121	121
Banks, trusts, and insurance companies	143	579	579
Industrial, miscellaneous, and all other	564	2,875	2,875
Nonredeemable preferred stocks	756	728	728
Total equity securities	1,501	4,303	4,303
Short-term investments	615	615	615
Total investments	$79,242	$80,250	$80,250

Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2024.